Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
19.
Equity

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in millions)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1) 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.

There were no changes in PLDT’s capital account for the years ended December 31, 2024 and 2023.

Preferred Stock

Non-Voting Serial Preferred Stock

On November 5, 2013, the Board of Directors designated 50,000 shares of Non-Voting Serial Preferred Stock as Series JJ 10% Cumulative Convertible Preferred Stock to be issued from January 1, 2013 to December 31, 2015, pursuant to the PLDT Subscriber Investment Plan, or SIP. On June 8, 2015, PLDT issued 870 shares of Series JJ 10% Cumulative Convertible Preferred Stock.

On January 26, 2016, the Board of Directors designated 20,000 shares of Non-Voting Serial Preferred Stock as Series KK 10% Cumulative Convertible Preferred Stock to be issued from January 1, 2016 to December 31, 2020, pursuant to the SIP.

The Series JJ and KK 10% Cumulative Convertible Preferred Stock, or SIP shares, earn cumulative dividends at an annual rate of 10%. After the lapse of one year from the last day of the year of issuance of a particular Series of 10% Cumulative Convertible Preferred Stock, any holder of such series may convert all or any of the shares of 10% Cumulative Convertible Preferred Stock held by him into fully paid and non-assessable shares of Common Stock of PLDT, at a conversion price equivalent to 10% below the average of the high and low daily sales price of a share of Common Stock of PLDT on the PSE, or if there have been no such sales on the PSE on any day, the average of the bid and the ask prices of a share of Common Stock of PLDT at the end of such day on such Exchange, in each case averaged over a period of 30 consecutive trading days prior to the conversion date, but in no case shall the conversion price be less than the par value per share of Common Stock. The number of shares of Common Stock issuable at any time upon conversion of 10% Cumulative Convertible Preferred Stock is determined by dividing Php10.00 by the then applicable conversion price.

In case the shares of Common Stock outstanding are at any time subdivided into a greater or consolidated into a lesser number of shares, then the minimum conversion price per share of Common Stock will be proportionately decreased or increased, as the case may be, and in the case of a stock dividend, such price will be proportionately decreased, provided, however, that in every case the minimum conversion price shall not be less than the par value per share of Common Stock. In the event the relevant effective date for any such subdivision or consolidation of shares of stock dividend occurs during the period of 30 trading days preceding the presentation of any shares of 10% Cumulative Convertible Preferred Stock for conversion, a similar adjustment will be made in the sales prices applicable to the trading days prior to such effective date utilized in calculating the conversion price of the shares presented for conversion.

In case of any other reclassification or change of outstanding shares of Common Stock, or in case of any consolidation or merger of PLDT with or into another corporation, the Board of Directors shall make such provisions, if any, for adjustment of the minimum conversion price and the sale price utilized in calculating the conversion price as the Board of Directors, in its sole discretion, shall deem appropriate.

At PLDT’s option, the Series JJ and KK 10% Cumulative Convertible Preferred Stock are redeemable at par value plus accrued dividends five years after the year of issuance.

The Series IV Cumulative Non-Convertible Redeemable Preferred Stock earns cumulative dividends at an annual rate of 13.5% based on the paid-up subscription price. It is redeemable at the option of PLDT at any time one year after subscription and at the actual amount paid for such stock, plus accrued dividends.

The Non-Voting Serial Preferred Stocks are non-voting, except as specifically provided by law, and are preferred as to liquidation.

All preferred stocks limit the ability of PLDT to pay cash dividends unless all dividends on such preferred stock for all past dividend payment periods have been paid and or declared and set apart and provision has been made for the currently payable dividends.

Voting Preferred Stock

On June 5, 2012, the Philippine SEC approved the amendments to the Seventh Article of PLDT’s Articles of Incorporation consisting of the sub-classification of its authorized Preferred Capital Stock into: 150 million shares of Voting Preferred Stock with a par value of Php1.00 each, and 807.5 million shares of Non-Voting Serial Preferred Stock with a par value of Php10.00 each, and other conforming amendments, or the Amendments. The shares of Voting Preferred Stock may be issued, owned, or transferred only to or by: (a) a citizen of the Philippines or a domestic partnership or association wholly-owned by citizens of the Philippines; (b) a corporation organized under the laws of the Philippines of which at least 60% of the capital stock entitled to vote is owned and held by citizens of the Philippines and at least 60% of the board of directors of such corporation are citizens of the Philippines; and (c) a trustee of funds for pension or other employee retirement or separation benefits, where the trustee qualifies under paragraphs (a) and (b) above and at least 60% of the funds accrue to the benefit of citizens of the Philippines, or Qualified Owners. The holders of Voting Preferred Stock will have voting rights at any meeting of the stockholders of PLDT for the election of directors and for all other purposes, with one vote in respect of each share of Voting Preferred Stock. The Amendments were approved by the Board of Directors and stockholders of PLDT on July 5, 2011 and March 22, 2012, respectively.

On October 12, 2012, the Board of Directors, pursuant to the authority granted to it in the Seventh Article of PLDT’s Articles of Incorporation, determined the following specific rights, terms and features of the Voting Preferred Stock: (a) entitled to receive cash dividends at the rate of 6.5% per annum, payable before any dividends are paid to the holders of Common Stock; (b) in the event of dissolution or liquidation or winding up of PLDT, holders will be entitled to be paid in full, or pro-rata insofar as the assets of PLDT will permit, the par value of such shares of Voting Preferred Stock and any accrued or unpaid dividends thereon before any distribution shall be made to the holders of shares of Common Stock; (c) redeemable at the option of PLDT; (d) not convertible to Common Stock or to any shares of stock of PLDT of any class; (e) voting rights at any meeting of the stockholders of PLDT for the election of directors and all other matters to be voted upon by the stockholders in any such meetings, with one vote in respect of each Voting Preferred Share; and (f) holders will have no pre-emptive right to subscribe for or purchase any shares of stock of any class, securities or warrants issued, sold or disposed by PLDT.

On October 16, 2012, BTFHI subscribed to 150 million newly issued shares of Voting Preferred Stock of PLDT, at a subscription price of Php1.00 per share for a total subscription price of Php150 million pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012. As a result of the issuance of Voting Preferred Shares, the voting power of the NTT Group (NTT DOCOMO and NTT Communications), First Pacific Group and its Philippine affiliates, and JG Summit Group was reduced to 12%, 15% and 6.65%, respectively, as at December 31, 2024. See Note 1 – Corporate Information.

Redemption of Preferred Stock

On September 23, 2011, the Board of Directors approved the redemption, or the Redemption, of all outstanding shares of PLDT’s Series A to FF 10% Cumulative Convertible Preferred Stock, or the Series A to FF Shares, from holders of record as of October 10, 2011, and all such shares were redeemed and retired effective on January 19, 2012. In accordance with the terms and conditions of the Series A to FF Shares, the holders of Series A to FF Shares as at January 19, 2012 are entitled to payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to January 19, 2012, or the Redemption Price of Series A to FF Shares.

PLDT set aside Php4,029 million (the amount required to fund the redemption price for the Series A to FF Shares) in addition to Php4,143 million for unclaimed dividends on Series A to FF Shares, or a total amount of Php8,172 million, to fund the redemption of the Series A to FF Shares, or the Redemption Trust Fund, in a trust account, or the Trust Account, in the name of RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund or any balance thereof, in trust, for the benefit of holders of Series A to FF Shares, for a period of ten years from January 19, 2012 until January 19, 2022. After the said date, any and all remaining balance in the Trust Account shall be returned to PLDT and revert to its general funds. Any interest on the Redemption Trust Fund shall accrue for the benefit of, and be paid from time to time, to PLDT.

On May 8, 2012, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series GG 10% Cumulative Convertible Preferred Stock, or the Series GG Shares, from the holders of record as of May 22, 2012, and all such shares were redeemed and retired effective August 30, 2012. In accordance with the terms and conditions of the Series GG Shares, the holders of the Series GG Shares as at May 22, 2012 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to August 30, 2012, or the Redemption Price of Series GG Shares.

PLDT set aside Php236 thousand (the amount required to fund the redemption price for the Series GG Shares) in addition to Php74 thousand for unclaimed dividends on Series GG Shares, or a total amount of Php310 thousand, to fund the redemption price of the Series GG Shares, or the Redemption Trust Fund for Series GG Shares, which forms an integral part of the Redemption Trust Fund previously set aside in the Trust Account with RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series GG Shares or any balance thereof, in trust, for the benefit of holders of Series GG Shares, for a period of ten years from August 30, 2012, or until August 30, 2022. After the said date, any and all remaining balance in the Redemption Trust Fund for Series GG Shares shall be returned to PLDT and revert to its general funds. Any interest on the Redemption Trust Fund for Series GG Shares shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 29, 2013, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series HH 10% Cumulative Convertible Preferred Stock which were issued in 2007, or the Series HH Shares issued in 2007, from the holders of record as of February 14, 2013 and all such shares were redeemed and retired effective May 16, 2013. In accordance with the terms and conditions of the Series HH Shares issued in 2007, the holders of the Series HH Shares issued in 2007 as at February 14, 2013 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 16, 2013, or the Redemption Price of Series HH Shares issued in 2007.

PLDT set aside Php24 thousand (the amount required to fund the redemption price for the Series HH Shares issued in 2007) in addition to Php6 thousand for unclaimed dividends on Series HH Shares issued in 2007, or a total amount of Php30 thousand, to fund the redemption price of the Series HH Shares issued in 2007, or the Redemption Trust Fund for Series HH Shares issued in 2007, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series HH Shares issued in 2007 or any balance thereof, in trust, for the benefit of holders of Series HH Shares issued in 2007, for a period of ten years from May 16, 2013, or until May 16, 2023. After the said date, any and all remaining balance in the Redemption Trust Fund for Series HH Shares issued in 2007 shall be returned to PLDT and revert to its general funds. Any interest on the Redemption Trust Fund for Series HH Shares issued in 2007 shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 28, 2014, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series HH 10% Cumulative Convertible Preferred Stock which were issued in 2008, or the Series HH Shares issued in 2008, from the holders of record as of February 14, 2014 and all such shares were redeemed and retired effective May 16, 2014. In accordance with the terms and conditions of the Series HH Shares issued in 2008, the holders of the Series HH Shares issued in 2008 as at February 14, 2014 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 16, 2014, or the Redemption Price of Series HH Shares issued in 2008.

PLDT set aside Php2 thousand (the amount required to fund the redemption price of Series HH Shares issued in 2008) in addition to Php1 thousand for unclaimed dividends on Series HH Shares issued in 2008, or a total amount of Php3 thousand, to fund the redemption of the Series HH Shares issued in 2008, or the Redemption Trust Fund for Series HH Shares issued in 2008, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series HH Shares issued in 2008 or any balance thereof, in trust, for the benefit of holders of Series HH Shares issued in 2008, for a period of ten years from May 16, 2014, or until May 16, 2024. After the said date, any and all remaining balance in the Redemption Trust Fund for Series HH Shares issued in 2008 shall be returned to PLDT and revert to its general funds. Any interests on the Redemption Trust Fund for Series HH Shares issued in 2008 shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 26, 2016, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series II 10% Cumulative Convertible Preferred Stock, or the Series II Shares, from the holder of record as of February 10, 2016, and all such shares were redeemed and retired effective May 11, 2016. In accordance with the terms and conditions of the Series II Shares, the holder of the Series II Shares as at February 10, 2016 is entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 11, 2016, or the Redemption Price of Series II Shares.

PLDT set aside Php4 thousand to fund the redemption price of Series II Shares, or the Redemption Trust Fund for Series II Shares, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee. Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series II Shares or any balance thereof, in trust, for the benefit of holder of Series II Shares, for a period of ten years from May 11, 2016, or until May 11, 2026. After the said date, any and all remaining balance in the Redemption Trust Fund for Series II Shares shall be returned to PLDT and revert to its general funds. Any interests on the Redemption Trust Fund for Series II Shares shall accrue for the benefit of, and be paid from time to time, to PLDT.

As at January 19, 2012, August 30, 2012, May 16, 2013, May 16, 2014 and May 11, 2016, notwithstanding that any stock certificate representing the Series A to FF Shares, Series GG Shares, Series HH Shares issued in 2007, Series HH Shares issued in 2008 and Series II Shares, respectively, were not surrendered for cancellation, the Series A to II Shares were no longer deemed outstanding and the right of the holders of such shares to receive dividends thereon ceased to accrue and all rights with respect to such shares ceased and terminated, except only the right to receive the Redemption Price of such shares, but without interest thereon.

On January 28, 2020, the Board of Directors authorized and approved, the retirement of shares of PLDT’s Series JJ 10% Cumulative Convertible Preferred Stock, or SIP Shares, effective May 12, 2020. The record date for the determination of the holders of outstanding SIP Shares available for redemption was February 11, 2020.

On January 20, 2022, RCBC returned to PLDT the remaining unclaimed balance of the Trust Account for the Series A to FF, amounting to Php7,839 million. Due to the prescription of PLDT’s obligations to pay the trust amounts for Series A to FF, income from prescription of preferred shares redemption liability of Php7,839 million was recognized in 2022.

PLDT has withdrawn Php13 thousand, Php354 thousand and Php3 million from the Trust Account, representing total payments on redemption for the years ended December 31, 2024, 2023 and 2022, respectively. The balance of the Trust Account amounting to nil and Php13 thousand were presented as part of “Current portion of other financial assets” and the related redemption liability were presented as part of “Accrued expenses and other current liabilities” in our consolidated statements of financial position as at December 31, 2024 and 2023, respectively. See related disclosures below under Non-controlling interests - Perpetual Notes and Note 27 – Financial Assets and Liabilities.

Common Stock/Treasury Stock

The Board of Directors approved a share buyback program of up to five million shares of PLDT’s common stock, representing approximately 3% of PLDT’s then total outstanding shares of common stock in 2008. Under the share buyback program, PLDT reacquired shares on an opportunistic basis, directly from the open market through the trading facilities of the PSE and NYSE.

As at November 2010, we had acquired a total of approximately 2.72 million shares of PLDT’s common stock at a weighted average price of Php2,388 per share for a total consideration of Php6,505 million in accordance with the share buyback program. There were no further buyback transactions subsequent to November 2010.

Dividends Declared

Our dividends declared for the years ended December 31, 2024, 2023 and 2022 are detailed as follows:

December 31, 2024

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 30, 2024	February 14, 2024	March 15, 2024	—	12
	May 9, 2024	May 24, 2024	June 15, 2024	—	13
	August 13, 2024	August 28, 2024	September 15, 2024	—	12
	November 12, 2024	November 28, 2024	December 15, 2024	—	12
					49

Voting Preferred Stock	March 21, 2024	April 5, 2024	April 15, 2024	—	2
	June 11, 2024	June 28, 2024	July 15, 2024	—	3
	August 13, 2024	September 16, 2024	October 15, 2024	—	2
	December 3, 2024	December 17, 2024	January 15, 2025	—	3
					10

Common Stock
Regular Dividend	March 7, 2024	March 21, 2024	April 5, 2024	46.00	9,938
	August 13, 2024	August 27, 2024	September 11, 2024	50.00	10,803
					20,741
Charged to retained earnings					20,800

(1) Dividends were declared based on total amount paid up.

December 31, 2023

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 31, 2023	February 27, 2023	March 15, 2023	—	12
	May 4, 2023	May 19, 2023	June 15, 2023	—	12
	August 3, 2023	August 19, 2023	September 15, 2023	—	13
	November 7, 2023	November 22, 2023	December 15, 2023	—	12
					49

Voting Preferred Stock	March 2, 2023	March 17, 2023	April 15, 2023	—	3
	June 13, 2023	June 28, 2023	July 15, 2023	—	3
	August 29, 2023	September 13, 2023	October 15, 2023	—	2
	December 5, 2023	December 22, 2023	January 15, 2024	—	2
					10

Common Stock
Regular Dividend	March 23, 2023	April 11, 2023	April 24, 2023	45.00	9,722
	August 3, 2023	August 17, 2023	September 4, 2023	49.00	10,587
Special Dividend	March 23, 2023	April 11, 2023	April 24, 2023	14.00	3,025
					23,334
Charged to retained earnings					23,393

(1) Dividends were declared based on total amount paid up.

December 31, 2022

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 25, 2022	February 21, 2022	March 15, 2022	—	12
	May 5, 2022	May 20, 2022	June 15, 2022	—	13
	August 4, 2022	August 19, 2022	September 15, 2022	—	12
	November 3, 2022	November 18, 2022	December 15, 2022	—	12
					49

Voting Preferred Stock	March 3, 2022	March 23, 2022	April 15, 2022	—	2
	June 14, 2022	June 30, 2022	July 15, 2022	—	2
	August 24, 2022	September 15, 2022	October 15, 2022	—	3
	December 15, 2022	December 29, 2022	January 15, 2023	—	3
					10

Common Stock
Regular Dividend	March 3, 2022	March 17, 2022	April 4, 2022	42	9,075
	August 4, 2022	August 18, 2022	September 5, 2022	47	10,155
	August 4, 2022	August 18, 2022	September 5, 2022	28	6,049
					25,279
Charged to retained earnings					25,338

(1) Dividends were declared based on total amount paid up.

Our dividends declared after December 31, 2024 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV (1)	January 28, 2025	February 11, 2025	March 15, 2025	—	12

Common Stock
Regular Dividend	February 27, 2025	March 13, 2025	April 3, 2025	47	10,155

Charged to retained earnings					10,167

(1) Dividends were declared based on total amount paid up.

Noncontrolling Interests – Perpetual Notes

Smart issued Php2,610 million and Php1,590 million perpetual notes on March 3, 2017 and March 6, 2017, respectively, under two Notes Facility Agreements dated March 1, 2017 and March 2, 2017, respectively. The transaction costs amounting to Php34 million were accounted for as a deduction from the perpetual notes. Smart paid distributions amounting to Php59 million as at December 31, 2024 and Php236 million each as at December 31, 2023 and 2022. The notes are subordinated to and rank junior to all senior loans of Smart. In accordance with IAS 32, Financial Instruments: Presentation, the notes are classified as part of Smart’s equity and recorded as noncontrolling interests in PLDT’s consolidated financial statements.

Proceeds from the issuance of these notes were used to finance capital expenditures. The notes have no fixed redemption dates. On March 3, 2024 and March 6, 2024, Smart fully redeemed its Perpetual Notes amounting to Php2,610 million and Php1,590 million, respectively.

Retained Earnings Available for Dividend Declaration

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2024:

(in million pesos)
Consolidated Unappropriated Retained Earnings as of December 31, 2023	22,020
Effect of PAS 27 Adjustments	7,432
Parent Company's unappropriated retained earnings at beginning of the year	29,452
Adjustments: Unrealized gains in prior years:
Fair value adjustments of investment property resulting to gain	(6,626)
DTA	(2,196)
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(2,590)
Fair value adjustments (mark-to-market gains)	(1,385)
Parent Company's unappropriated retained earnings available for dividends as at January 1, 2024	16,655
Add: Net income actually earned/realized during the year
Parent Company’s net income for the year	26,654
Less: Non-actual/unrealized income - net of tax
Fair value adjustments (mark-to-market gains)	(2,070)
24,584
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(20,741)
(20,800)
Parent Company's unappropriated retained earnings available for dividends as at December 31, 2024	20,439

As at December 31, 2024, our consolidated unappropriated retained earnings amounted to Php33,901 million while the Parent Company’s unappropriated retained earnings amounted to Php35,306 million. The difference of Php1,405 million pertains to the effect of IAS 27, Separate Financial Statements, in our investments in subsidiaries, associates and joint ventures accounted for under the equity method.